NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Freight App Inc [Member]
SCHEDULE OF NOTE PAYABLE	The aggregate balance of the note payable is as follows:
December 31, 2021
Notes payable	$2,650,000
Less: unamortized discount	(2,203,226)
Notes payable, net	$446,774